Reporting and Accounting Policies Property, Plant, and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total cost	$ 2,251	$ 2,536
Accumulated depreciation	(1,461)	(1,655)
Balance at end of year	790	881
Land
Property, Plant and Equipment [Line Items]
Total cost	52	103
Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Total cost	576	733
Capitalized software
Property, Plant and Equipment [Line Items]
Total cost	469	468
Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Total cost	396	486
Computer equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 370	353
Useful Lives	3 years
All other property and equipment
Property, Plant and Equipment [Line Items]
Total cost	$ 388	$ 393
Lower Limit | Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Useful Lives	7 years
Lower Limit | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Lives	3 years
Lower Limit | Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Useful Lives	1 year
Lower Limit | All other property and equipment
Property, Plant and Equipment [Line Items]
Useful Lives	4 years
Upper Limit | Buildings, improvements, and integrated components
Property, Plant and Equipment [Line Items]
Useful Lives	40 years
Upper Limit | Capitalized software
Property, Plant and Equipment [Line Items]
Useful Lives	10 years
Upper Limit | Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Useful Lives	6 years
Upper Limit | All other property and equipment
Property, Plant and Equipment [Line Items]
Useful Lives	10 years